DIVIDEND DISTRIBUTION (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 21, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Dividend distribution [Abstract]
Dividend paid	$ 4,000
Dividend liability paid		$ 4,000	$ 121	$ 1,600
Subsidiaries [member]
Dividend distribution [Abstract]
Dividend declared				0
Dividend paid			$ 100
Dividend liability paid				$ 1,600